UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust

(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: January 31, 2025

Item 1. Reports to Stockholders.

Aztlan Global Stock Selection DM SMID ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2025 Aztlan Global Stock Selection DM SMID ETF Ticker: AZTD (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Aztlan Global Stock Selection DM SMID ETF (the "Fund") for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.aztlanetfs.com/aztd/. You can also request this information by contacting us at (800) 886-4107 or by writing the Fund at Aztlan Global Stock Selection DM SMID ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aztlan Global Stock Selection DM SMID ETF	$40	0.75%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of January 31, 2025)

Fund Size (Thousands)	$27,622
Number of Holdings	51
Portfolio Turnover	277%

Sector Breakdown
(% of Total Net Assets)

Industrial
22.0%
Consumer, Cyclical
19.9%
Consumer, Non-cyclical
17.9%
Financial
16.1%
Technology
10.0%
Basic Materials
4.1%
Energy
4.0%
Communications
4.0%
Utilities
2.0%
Cash & Other
0.0%

What did the Fund invest in?

(as of January 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
Sanwa Holdings Corp.	2.1
Skyward Specialty Insurance Group, Inc.	2.1
Northern Star Resources Ltd.	2.1
Pro Medicus Ltd.	2.1
Centrica PLC	2.0
Palomar Holdings, Inc.	2.0
Enova International, Inc.	2.0
Wallenius Wilhelmsen ASA	2.0
JB Hi-Fi Ltd.	2.0
Clear Secure, Inc. - Class A	2.0

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.aztlanetfs.com/aztd/.

Aztlan North America Nearshoring Stock Selection ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2025 Aztlan North America Nearshoring Stock Selection ETF Ticker: NRSH (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Aztlan North America Nearshoring Stock Selection ETF (the "Fund") for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.aztlanetfs.com/nrsh/. You can also request this information by contacting us at (800) 886-4107 or by writing the Fund at Aztlan North America Nearshoring Stock Selection ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aztlan North America Nearshoring Stock Selection ETF	$37	0.75%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of January 31, 2025)

Fund Size (Thousands)	$10,162
Number of Holdings	30
Portfolio Turnover	82%

Sector Breakdown
(% of Total Net Assets)

What did the Fund invest in?

(as of January 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
Corp. Inmobiliaria Vesta SAB de CV	5.6
Prologis Property Mexico SA de CV	5.6
Terreno Realty Corp.	5.5
EastGroup Properties, Inc.	5.4
Kirby Corp.	5.4
FIBRA Macquarie Mexico	5.1
Iron Mountain, Inc.	5.1
RXO, Inc.	5.0
LXP Industrial Trust	4.9
GXO Logistics, Inc.	4.6

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.aztlanetfs.com/nrsh/.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

January 31, 2025 (Unaudited)

Tidal ETF Trust

●	Aztlan Global Stock Selection DM SMID ETF	| AZTD	| NYSE Arca, Inc.
●	Aztlan North America Nearshoring Stock Selection ETF	| NRSH	| NYSE Arca, Inc.

Aztlan ETFs

Schedule of Investments	Aztlan Global Stock Selection DM SMID ETF

January 31, 2025 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Apparel - 1.9%
Crocs, Inc.(a)	5,283	$539,236

Auto Manufacturers - 4.0%
Blue Bird Corp.(a)	15,285	544,452
Iveco Group NV	44,572	547,680
		1,092,132

Banks - 4.0%
Banca Monte dei Paschi di Siena SpA	85,451	551,996
Fukuoka Financial Group, Inc.	20,306	555,612
		1,107,608

Building Materials - 4.1%
Griffon Corp.	7,239	548,499
Sanwa Holdings Corp.	18,370	578,919
		1,127,418

Chemicals - 2.0%
Methanex Corp.	10,409	544,725

Commercial Services - 8.0%
Affirm Holdings, Inc.(a)	8,942	546,088
Toast, Inc. - Class A(a)	13,380	547,509
TriNet Group, Inc.	5,951	555,764
Upbound Group, Inc.	18,767	550,624
		2,199,985

Computers - 2.0%
Insight Enterprises, Inc.(a)	3,200	552,800

Distribution & Wholesale - 2.0%
Nippon Gas Co. Ltd.	39,125	550,555

Diversified Financial Services - 8.0%
Enova International, Inc.(a)	4,999	561,488
Swissquote Group Holding SA	1,269	556,764
Victory Capital Holdings, Inc. - Class A	8,392	555,382
Virtu Financial, Inc. - Class A	13,730	550,024
		2,223,658

Electronics - 3.9%
Celestica, Inc.(a)	4,289	530,139
dormakaba Holding AG	772	556,864
		1,087,003

Engineering & Construction - 8.0%
ACS Actividades de Construccion y Servicios SA	10,813	553,942
Comfort Systems USA, Inc.	1,255	548,121
HOCHTIEF AG	3,807	553,271
Sterling Infrastructure, Inc.(a)	3,884	553,159
		2,208,493

Food - 4.0%
Marks & Spencer Group PLC	130,928	546,293
Pilgrim’s Pride Corp.(a)	11,930	555,222
		1,101,515

The accompanying notes are an integral part of these financial statements.	1

Schedule of Investments	Aztlan Global Stock Selection DM SMID ETF

January 31, 2025 (Unaudited)

Gas - 2.0%
Centrica PLC	319,411	565,558

Hand & Machine Tools - 2.0%
Konecranes OYJ	9,176	556,121

Healthcare-Services - 5.9%
DaVita, Inc.(a)	3,133	552,034
Medpace Holdings, Inc.(a)	1,567	547,118
Oscar Health, Inc. - Class A(a)	32,643	541,874
		1,641,026

Housewares - 2.0%
Scotts Miracle-Gro Co.	7,822	555,049

Insurance - 4.1%
Palomar Holdings, Inc.(a)	5,237	564,915
Skyward Specialty Insurance Group, Inc.(a)	12,926	572,363
		1,137,278

Leisure Time - 2.0%
Round One Corp.	63,458	539,301

Machinery-Diversified - 2.0%
Wartsila OYJ ABP	29,163	553,429

Media - 2.0%
ITV PLC	603,521	556,052

Mining - 2.1%
Northern Star Resources Ltd.	52,775	569,487

Oil & Gas - 4.0%
Athabasca Oil Corp.(a)	161,831	543,068
Cosmo Energy Holdings Co. Ltd.	12,663	552,805
		1,095,873

Retail - 8.0%
Abercrombie & Fitch Co. - Class A(a)	4,637	553,565
Gap, Inc.	22,716	546,774
JB Hi-Fi Ltd.	8,820	558,454
Pandora AS	2,836	545,415
		2,204,208

Software - 8.0%
Alkami Technology, Inc.(a)	15,529	540,254
Clear Secure, Inc. - Class A	23,583	558,209
Pro Medicus Ltd.	3,273	568,362
TeamViewer SE(a)(b)	45,830	546,225
		2,213,050

Telecommunications - 2.0%
Freenet AG	17,895	553,248

Transportation - 2.0%
Wallenius Wilhelmsen ASA	69,034	558,469
TOTAL COMMON STOCKS (Cost $26,310,743)		27,633,277

The accompanying notes are an integral part of these financial statements.	2

Schedule of Investments	Aztlan Global Stock Selection DM SMID ETF

January 31, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.32%(c)	43,684	43,684
TOTAL SHORT-TERM INVESTMENTS (Cost $43,684)		43,684

TOTAL INVESTMENTS - 100.2% (Cost $26,354,427)		27,676,961
Liabilities in Excess of Other Assets - (0.2)%		(54,956)
TOTAL NET ASSETS - 100.0%		$27,622,005

Percentages are stated as a percent of net assets.

ASA - Advanced Subscription Agreement

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2025, the value of these securities total $546,225 or 2.0% of the Fund’s net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

The accompanying notes are an integral part of these financial statements.	3

Schedule of Investments	Aztlan North America Nearshoring Stock Selection ETF

January 31, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 57.3%(a)	Shares	Value
American Tower Corp.	1,637	$302,763
Crown Castle, Inc.	4,431	395,600
Dream Industrial Real Estate Investment Trust	12,897	104,013
EastGroup Properties, Inc.	3,256	552,283
FIBRA Macquarie Mexico(b)	341,512	520,497
Fibra MTY SAPI de CV	99,757	51,324
First Industrial Realty Trust, Inc.	7,967	425,358
Iron Mountain, Inc.	5,067	514,655
LXP Industrial Trust	60,080	499,866
Prologis Property Mexico SA de CV	180,489	564,417
Prologis, Inc.	2,641	314,939
Rexford Industrial Realty, Inc.	11,489	467,143
STAG Industrial, Inc.	13,331	455,654
Terreno Realty Corp.	8,486	555,154
Uniti Group, Inc.	18,076	98,514
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,802,179)		5,822,180

COMMON STOCKS - 42.5%
Commercial Services - 5.7%
GXO Logistics, Inc.(c)	10,285	467,453
Promotora y Operadora de Infraestructura SAB de CV	11,898	111,160
		578,613

Real Estate - 5.6%
Corp. Inmobiliaria Vesta SAB de CV	215,876	565,685

Storage-Warehousing - 0.5%
Westshore Terminals Investment Corp.	3,434	55,437

Transportation - 30.7%(a)
Canadian Pacific Kansas City Ltd.	4,989	397,124
Covenant Logistics Group, Inc.	1,886	52,261
Expeditors International of Washington, Inc.	2,803	318,365
Kirby Corp.(c)	4,998	545,532
Matson, Inc.	2,810	398,598
PAMT Corp.(c)	3,266	52,289
RXO, Inc.(c)	19,902	510,486
Union Pacific Corp.	1,624	402,411
Universal Logistics Holdings, Inc.	1,126	49,792
XPO, Inc.(c)	2,940	392,990
		3,119,848
TOTAL COMMON STOCKS (Cost $4,071,176)		4,319,583

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.32%(d)	21,840	21,840
TOTAL SHORT-TERM INVESTMENTS (Cost $21,840)		21,840

TOTAL INVESTMENTS - 100.0% (Cost $9,895,195)		10,163,603
Liabilities in Excess of Other Assets - (0.0)%(e)		(1,125)
TOTAL NET ASSETS - 100.0%		$10,162,478

Percentages are stated as a percent of net assets.

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.	4

Schedule of Investments	Aztlan North America Nearshoring Stock Selection ETF

January 31, 2025 (Unaudited)

(b)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2025, the value of these securities total $520,497 or 5.1% of the Fund’s net assets.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.
(e)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.	5

Statements of Assets and Liabilities	Aztlan ETFs

January 31, 2025 (Unaudited)

	Aztlan Global Stock Selection DM SMID ETF	Aztlan North America Nearshoring Stock Selection ETF
ASSETS:
Investments, at value (Note 2)	$27,676,961	$10,163,603
Receivable for investments sold	6,453,782	—
Dividends receivable	7,820	4,684
Dividend tax reclaims receivable	7,774	226
Interest receivable	142	57
Foreign currency, at value	—	215
Total assets	34,146,479	10,168,785

LIABILITIES:
Payable for investments purchased	6,507,312	—
Payable to adviser (Note 4)	17,162	6,307
Total liabilities	6,524,474	6,307
NET ASSETS	$27,622,005	$10,162,478

NET ASSETS CONSISTS OF:
Paid-in capital	$26,863,740	$9,821,971
Total distributable earnings	758,265	340,507
Total net assets	$27,622,005	$10,162,478

Net assets	$27,622,005	$10,162,478
Shares issued and outstanding(a)	1,150,000	475,000
Net asset value per share	$24.02	$21.39

COST:
Investments, at cost	$26,354,427	$9,895,195
Foreign currency, at cost	$—	$217

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	6

Statements of Operations	Aztlan ETFs

For the Six-Months Ended January 31, 2025 (Unaudited)

	Aztlan Global Stock Selection DM SMID ETF	Aztlan North America Nearshoring Stock Selection ETF
INVESTMENT INCOME:
Dividend income	$167,861	$129,431
Less: Dividend withholding taxes	(17,034)	(13,375)
Interest income	2,128	784
Securities lending income (Note 7)	15	—
Total investment income	152,970	116,840

EXPENSES:
Investment advisory fee (Note 4)	101,924	39,603
Total expenses	101,924	39,603
NET INVESTMENT INCOME	51,046	77,237

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	1,295,105	66,112
Foreign currency translation	(176,597)	(5,131)
Net realized gain (loss)	1,118,508	60,981
Net change in unrealized appreciation (depreciation) on:
Investments	1,351,822	(471,604)
Foreign currency translation	33,519	(3)
Net change in unrealized appreciation (depreciation)	1,385,341	(471,607)
Net realized and unrealized gain (loss)	2,503,849	(410,626)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,554,895	$(333,389)

The accompanying notes are an integral part of these financial statements.	7

Statements of Changes in Net Assets	Aztlan ETFs

	Aztlan Global Stock Selection DM SMID ETF		Aztlan North America Nearshoring Stock Selection ETF
	Six-Months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024	Six-Months ended January 31, 2025 (Unaudited)	Period ended July 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$51,046	$744,196	$77,237	$62,044
Net realized gain (loss)	1,118,508	(979,294)	60,981	(25,757)
Net change in unrealized appreciation (depreciation)	1,385,341	(426,657)	(471,607)	740,010
Net increase (decrease) in net assets from operations	2,554,895	(661,755)	(333,389)	776,297

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(490,870)	(54,687)	(87,704)	(14,697)
Total distributions to shareholders	(490,870)	(54,687)	(87,704)	(14,697)

CAPITAL TRANSACTIONS:
Subscriptions	599,509	7,890,675	4,337,612	9,767,045
Redemptions	(582,728)	(27,563,948)	(4,282,770)	—
ETF transaction fees (Note 9)	—	—	84	—
Net increase (decrease) in net assets from capital transactions	16,781	(19,673,273)	54,926	9,767,045

NET INCREASE (DECREASE) IN NET ASSETS	2,080,806	(20,389,715)	(366,167)	10,528,645

NET ASSETS:
Beginning of the period	25,541,199	45,930,914	10,528,645	—
End of the period	$27,622,005	$25,541,199	$10,162,478	$10,528,645

SHARES TRANSACTIONS
Subscriptions	25,000	375,000	200,000	475,000
Redemptions	(25,000)	(1,300,000)	(200,000)	—
Total increase (decrease) in shares outstanding	—	(925,000)	—	475,000

(a)	Inception date of the Fund was November 29, 2023.

The accompanying notes are an integral part of these financial statements.	8

Financial Highlights	Aztlan Global Stock Selection DM SMID ETF

For a share outstanding throughout the periods presented

	Six-Months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024	Period ended July 31, 2023(a)
PER SHARE DATA:

Net asset value, beginning of period	$22.21	$22.14	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.04	0.41	0.29
Net realized and unrealized gain (loss) on investments(c)	2.20	(0.31)	1.85
Total from investment operations	2.24	0.10	2.14

LESS DISTRIBUTIONS FROM:
Net investment income	(0.43)	(0.03)	—
Total distributions	(0.43)	(0.03)	—

ETF transaction fees per share	—	—	0.00	(d)
Net asset value, end of period	$24.02	$22.21	$22.14

TOTAL RETURN(e)	10.13%	0.44%	10.70	%(h)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$27,622	$25,541	$45,931
Ratio of expenses to average net assets(f)	0.75%	0.75%	0.00%
Ratio of tax expense to average net assets(f)	—	—	0.00%
Ratio of operational expenses to average net assets excluding tax expense(f)	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(f)	0.38%	1.97%	1.49%
Portfolio turnover rate(e)(g)	277%	931%	986%

(a)	Inception date of the Fund was August 17, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	The total return for the period includes the impact of financial statement adjustments. This return differs from the actual performance a shareholder experienced over the period.

The accompanying notes are an integral part of these financial statements.	9

Financial Highlights	Aztlan North America Nearshoring Stock Selection ETF

For a share outstanding throughout the periods presented

	Six-Months ended January 31, 2025 (Unaudited)	Period ended July 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$22.17	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.16	0.14
Net realized and unrealized gain (loss) on investments(c)	(0.76)	2.07
Total from investment operations	(0.60)	2.21

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	(0.04)
Total distributions	(0.18)	(0.04)

ETF transaction fees per share	0.00 (d)	—
Net asset value, end of period	$21.39	$22.17

TOTAL RETURN(e)	-2.61%	11.01%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10,162	$10,529
Ratio of expenses to average net assets(f)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(f)	1.46%	1.02%
Portfolio turnover rate(e)(g)	82%	85%

(a)	Inception date of the Fund was November 29, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	10

Notes to the Financial Statements	Aztlan ETFs

January 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

The Aztlan Global Stock Selection DM SMID ETF (the “Global Fund”) and the Aztlan North America Nearshoring Stock Selection ETF (the “Nearshoring Fund”) (each, a “Fund,” and collectively, the “Funds”) are each a series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Global Fund is a diversified series and the Nearshoring Fund is a non-diversified series of the Trust. The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open- end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.” The Global Fund commenced operations on August 17, 2022, and the Nearshoring Fund commenced operations on November 29, 2023.

The investment objective of the Global Fund is to seek to track the performance, before fees and expenses, of the Solactive Aztlan Global Developed Markets SMID Cap Index. The investment objective of the Nearshoring Fund is to seek to track the performance, before fees and expenses, of the Aztlan North America Nearshoring Price Return Index.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over-the- counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 —  Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 —  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —  Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Notes to the Financial Statements	Aztlan ETFs

January 31, 2025 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2025:

Aztlan Global Stock Selection DM SMID ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$27,633,277	—	—	$27,633,277
Money Market Funds	43,684	—	—	43,684
Total Investments	$27,676,961	—	—	$27,676,961

Aztlan North America Nearshoring Stock Selection ETF
	Level 1	Level 2	Level 3	Total
Investments:
Real Estate Investment Trusts	$5,822,180	—	—	$5,822,180
Common Stocks	4,319,583	—	—	4,319,583
Money Market Funds	21,840	—	—	21,840
Total Investments	$10,163,603	—	—	$10,163,603

Refer to the Schedules of Investments for further disaggregation of investment categories.

B.	Federal Income Taxes. The Funds have each elected to be taxed as a “regulated investment company” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a registered investment company, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use each fund’s fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of January 31, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Notes to the Financial Statements	Aztlan ETFs

January 31, 2025 (Unaudited)

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

D.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.	Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. Fund shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of a Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.	Concentration & Limited Holdings Risks (Nearshoring Fund Only). The Fund may concentrate its investments in one or more of the industries related to the types of companies noted below. As a result, the Fund will be subject to the company risks noted below. In addition, the Fund will hold a limited number of securities. As a result, it may be more volatile and have a greater risk of loss than more broadly diversified funds.

●	Risks of Investing in Industrial Real Estate-Focused Companies. Investing in industrial real estate-focused companies carries several risks. Economic downturns can reduce demand for manufacturing and storage spaces, affecting rental incomes and property values. Additionally, these companies might face significant capital expenditures for maintaining and updating large industrial facilities. Changes in zoning laws or environmental regulations can impact property usability and value. Overreliance on a few key tenants or industries can expose these companies to sector-specific downturns, affecting their revenue streams.

Notes to the Financial Statements	Aztlan ETFs

January 31, 2025 (Unaudited)

●	Risks of Investing in Storage and Warehousing Logistics Companies. Investing in storage and warehousing logistics companies comes with potential risks. These companies can be significantly impacted by global supply chain disruptions, leading to decreased demand for storage or logistic services. Technological changes or innovations might render existing infrastructures obsolete, requiring substantial investments to modernize. Additionally, any inefficiencies in their operations, such as mismanagement of inventory or delays, can erode customer trust and impact profitability. These firms may face intense competition, squeezing profit margins and threatening market share.

●	Risks of Investing in Transportation Logistics Companies. Investing in transportation logistics companies carries inherent risks. These companies are highly susceptible to fluctuations in fuel prices, which can significantly impact operational costs. Regulatory changes, environmental concerns, and geopolitical tensions can disrupt international shipping routes and trade agreements. Additionally, infrastructure failures, accidents, or labor disputes can lead to delays and increased costs, while intense competition in the sector can further pressure profit margins.

B.	Equity Market Risk. The equity securities held in each Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which a Fund invests. Common stocks, such as those held by a Fund, are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

C.	ETF Risk.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Funds may trade on foreign exchanges that are closed when the Funds’ primary listing exchange is open, the Funds are likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

●	Trading. Although Shares are listed for trading on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of each Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

D.	Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, each Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Notes to the Financial Statements	Aztlan ETFs

January 31, 2025 (Unaudited)

●	Investing in Canada Risks (Nearshoring Fund Only). Risks of investing in Canadian issuers center around the country’s economic dependency on natural resources and the potential volatility of commodity prices. Additional risks stem from currency fluctuations, regulatory changes, and political instability. Furthermore, the heavy reliance on the U.S. market and the lack of economic diversification introduces geographic concentration risk. Interest rate changes, complexity in the taxation system, and the impact of environmental change on resource-focused sectors further influence investment risks.

●	Investing in Mexico Risks (Nearshoring Fund Only). Investing in Mexican issuers exposes investors to several risks, including economic risk due to reliance on industries like manufacturing, petroleum, and tourism. Currency risk arises from potential depreciation of the Mexican peso, and political risk is driven by instability and changeable government policies. The close economic ties with the U.S. introduce geographic concentration risk, while changes in Banco de México’s interest rates could affect company performance. Furthermore, the complexity of Mexico’s tax system, security issues in certain regions, and the potential erosion of investment value by inflation all contribute to investment risk.

E.	General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The market value of a security in a Fund’s portfolio may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price a Fund originally paid for it, or less than it was worth at an earlier time. Securities in each Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

F.	Geographic Concentration Risk (Nearshoring Fund Only). Because the Fund focuses its investments only in the United States, Canada, and Mexico, it may be more volatile than a more geographically diversified fund.

G.	High Portfolio Turnover Risk. Each Index is expected to have a high portfolio turnover rate. As a result, each Fund is likewise expected to frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase each Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund’s due to an increase in short-term capital gains.

H.	Limited Holdings Risk. Although each Fund does not intend to concentrate in any particular industry, they will hold a limited number of securities. As a result, they may be more volatile and have a greater risk of loss than more broadly diversified funds.

I.	Market Capitalization Risk.

●	Large-Capitalization Investing (Nearshoring Fund Only). The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

J.	Models and Data Risk. The composition of each Index is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to securities being included in or excluded from an Index that would have been excluded or included had the Models and Data been correct and complete. If the composition of an Index reflects such errors, the Funds’ portfolios can be expected to reflect the errors, too.

K.	Newer Fund Risk. Each Fund is a recently organized management investment company with a limited operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that a Fund will grow to or maintain an economically viable size. If a Fund fails to maintain an economically viable size, it may cease operations, and investors may be required to liquidate or transfer their investments at inopportune times.

Notes to the Financial Statements	Aztlan ETFs

January 31, 2025 (Unaudited)

L.	Non-Diversification Risk (Nearshoring Fund Only). Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

M.	Passive Investment Risk. The Funds invest in the securities included in, or representative of, their respective Index regardless of their investment merit. Each Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, each Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

N.	REIT Risk (Nearshoring Fund Only). A REIT is a company that owns or finances income-producing real estate. Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions; declines in property value and the real estate market; the potential failure to qualify for tax-free pass through of income; and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area, or a small number of property types. As a result, investments in REITs may be volatile. To the extent the Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such area or property types. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

O.	Tracking Error Risk. As with all index Funds, the performance of each Fund and its Index may differ from each other for a variety of reasons. For example, a Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, a Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Investment
Fund	Advisory Fee
Aztlan Global Stock Selection DM SMID ETF	0.75%
Aztlan North America Nearshoring Stock Selection ETF	0.75%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by each Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the six-months ended January 31, 2025 are disclosed in the Statements of Operations.

The Adviser has entered into an agreement with Aztlan Equity Management, LLC (“Aztlan”) under which Aztlan assumes the obligation of the Adviser to pay all expenses of the Funds, except Excluded Expenses (such expenses of the Funds, except Excluded Expenses, the “Unitary Expenses”). Although Aztlan has agreed to be responsible for all of the Unitary Expenses, the Adviser retains the ultimate obligation to the Funds to pay such expenses. Aztlan will also provide marketing support for the Funds, including hosting the Funds’ website and preparing marketing materials related to the Funds. For these services and payments, Aztlan is entitled to a fee, to be paid by the Adviser, based on the total Investment Advisory Fees earned by the Adviser under the Advisory Agreement less the Unitary Expenses. Aztlan does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Funds.

Notes to the Financial Statements	Aztlan ETFs

January 31, 2025 (Unaudited)

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Global Fund.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund's investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker ("CODM"). The Adviser is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six-months ended January 31, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Aztlan Global Stock Selection DM SMID ETF	$75,275,871	$74,197,891
Aztlan North America Nearshoring Stock Selection ETF	8,489,603	8,700,844

For the six-months ended January 31, 2025, there were no purchases or sales of long-term U.S. government securities for the Funds.

Notes to the Financial Statements	Aztlan ETFs

January 31, 2025 (Unaudited)

For the six-months ended January 31, 2025, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
Aztlan Global Stock Selection DM SMID ETF	$599,615	$580,477
Aztlan North America Nearshoring Stock Selection ETF	4,186,276	3,928,361

NOTE 7 – SECURITIES LENDING

The Global Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Global Fund. The Global Fund receives compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Global Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Global Fund. The Global Fund has the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

The Global Fund did not have any securities on loan as of January 31, 2025.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six-months ended January 31, 2025 (estimated) and the prior fiscal period ended July 31, 2024, were as follows:

Fund	Distributions paid from:	January 31, 2025	July 31, 2024
Aztlan Global Stock Selection DM SMID ETF	Ordinary income	$490,870	$54,687
Aztlan North America Nearshoring Stock Selection ETF	Ordinary income	$87,704	$14,697

As of July 31, 2024, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	Aztlan Global Stock Selection DM SMID ETF	Aztlan North America Nearshoring Stock Selection ETF
Investments, at cost(a)	$24,576,334	$9,810,699
Gross tax unrealized appreciation	228,944	1,051,202
Gross tax unrealized depreciation	(325,625)	(333,129)
Net tax unrealized appreciation (depreciation)	(96,681)	718,073
Undistributed ordinary income (loss)	490,870	47,821
Undistributed long-term capital gain (loss)	—	—
Total distributable earnings	490,870	47,821
Other accumulated gain (loss)	(1,699,949)	(4,294)
Total distributable earnings/(accumulated losses)	$(1,305,760)	$761,600

(a)	The difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales, PFIC mark-to-market and partnership investments.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Funds’ next taxable year. As of the most recent fiscal period ended July 31, 2024, the Funds had not elected to defer any post-October or late-year losses.

As of July 31, 2024, the Global Fund and Nearshoring Fund had short-term capital loss carryovers of $1,699,949 and $4,294, respectively, which do not expire.

During the prior fiscal period ended July 31, 2024, the Funds did not utilize any capital loss carryovers.

Notes to the Financial Statements	Aztlan ETFs

January 31, 2025 (Unaudited)

NOTE 9 – SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units for the Funds of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 10 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

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(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

The Board of Trustees (the “Board” or the “Trustees”) of Tidal ETF Trust (the “Trust”) met at a meeting held on April 3, 2024 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Aztlan Global Stock Selection DM SMID ETF (the “Fund”), a series of the Trust, and Tidal Investments LLC, the Fund’s investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the unitary advisory fee for the Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the renewal of the Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund, including trade execution. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who each serve as a portfolio manager to the Fund, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that employed by the Fund.

The Board also considered other services provided to the Fund, such as monitoring adherence to the Fund’s investment strategy and restrictions, oversight of other service providers to the Fund, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as a passively-managed ETF. The Board noted that the Fund is designed to track the performance of an index and the Adviser is responsible for trade execution.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Adviser’s compliance program, were satisfactory.

2.	Investment Performance of the Fund and the Adviser. The Board considered the investment performance of the Fund and the Adviser. The Board noted that the Fund was designed to track the performance of an index and considered the extent to which the Fund tracked its index, before fees and expenses, in addition to the performance of the Fund against its benchmark index and select peer groups.

The Board considered the performance of the Fund on an absolute basis, in comparison to its underlying index (the Solactive Aztlan Global Developed Markets SMID Cap Index Total Return) and in comparison to its primary benchmark index (the MSCI World SMID Cap Index Gross Total Return) and a secondary benchmark index (the S&P 500 Total Return Index). The Board also considered comparative information prepared by the Adviser, in partnership with AltaVista Research, LLC, a third-party ETF research firm, comparing the Fund to a peer group of ETFs within the Fund’s designated Morningstar category (a peer group of U.S. global small/mid stock funds) (the “AZTD Peer Group”), as well as a peer group of ETFs representing a subset of the AZTD Peer Group based on select criteria (the “AZTD Select Peer Group”). The Board considered the Fund’s performance compared to its underlying index and noted factors that contributed to tracking error. The Board noted that the Fund underperformed the MSCI World SMID Cap Index Gross Total Return over the one-year and since inception periods ended December 31, 2023. The Board also noted that the Fund underperformed the S&P 500 Total Return Index over the one-year period ended December 31, 2023, but outperformed the Index over the since inception period ended December 31, 2023. The Board considered that the Fund outperformed the AZTD Peer Group average over the one-year period ended February 29, 2024. The Board also noted that the Fund ranked second out of five funds in the AZTD Peer Group over the one-year period ended February 29, 2024.

After considering all of the information, the Board concluded that the performance of the Fund was satisfactory under current market conditions and that the Adviser has the necessary expertise and resources in providing investment advisory services in accordance with the Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.	Cost of Services Provided and Profits Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b-1 Plan. The Board noted that the Adviser continues to be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fees and resources, subject to the contractual agreement of the Fund’s sponsor, Aztlan Equity Management, LLC, to assume such obligation in exchange for the profits, if any, generated by the Fund’s unitary fee. The Board also considered the overall profitability of the Adviser and examined the level of profits accrued to the Adviser from the fees payable under the Advisory Agreement. The Board considered that the Fund’s advisory fee of 0.75% was above the AZTD Peer Group and AZTD Select Peer Group averages of 0.67% and 0.50%, respectively, and that the Fund’s expense ratio of 0.75% was above the AZTD Peer Group and AZTD Select Peer Group averages of 0.66% and 0.50%, respectively.

The Board concluded that the Fund’s expense ratio and the advisory fee were fair and reasonable in light of the comparative performance, advisory fee and expense information and the investment management services provided to the Fund by the Adviser given the nature of the Fund’s investment strategy. The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates and the profit realized by the Adviser from its relationship with the Fund, and concluded that the fees had not been, and currently were not, excessive, and the Board further concluded that the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business.

4.	Extent of Economies of Scale as the Fund Grows. The Board compared the Fund’s expenses relative to its peer groups and discussed realized and potential economies of scale. The Board considered the potential economies of scale that the Fund might realize under the structure of the advisory fee. The Board noted that the advisory fee did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.
5.	Benefits Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Fund. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser provides to the Fund; and (c) the approval of the renewal of the Advisory Agreement for an additional one-year term was in the best interests of the Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable.

(b)	Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date:	April 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date:	April 9, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date:	April 9, 2025

* Print the name and title of each signing officer under his or her signature.